Document and Entity Information	Aug. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	Seer, Inc.
Entity File Number	001-39747
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1153150
Entity Address, Address Line One	3800 Bridge Parkway
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	453-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	SEER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001726445
Amendment Flag	false